Commitments and Contingencies (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Contractual obligations	$ 13.7	$ 13.6	$ 3.0